Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024 USD ($) shares $ / shares	May 20, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee generally approves and grants annual equity awards at approximately the same time every year as part of the company-wide performance review and compensation cycle. Typically, each year the Compensation Committee approves the dollar value of RSU and stock option awards at a meeting held in late February or early March, shortly after the filing of our annual report on Form 10-K, for grant on or about March 15 of such year. Outside of the annual grant cycle, we may make RSU and stock option awards in connection with new hire packages or retention grants. In the case of new hire awards, the grant date is typically the start date for our senior executives and on or about the 15th day of the month for non-executive employees. Also, non-employee directors receive automatic grants of initial RSU awards at the time of a director’s initial appointment or election to the board and at the time of each year’s Annual Meeting of Stockholders, respectively, pursuant to our current director compensation policy. While there is no specific cadence with respect to retention grants given their ad hoc nature, such awards are not made in anticipation of the release of material nonpublic information. We have not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
All awards are granted under a stockholder-approved plan and stock options are granted at an exercise price at the closing market price of our common stock on the grant date. Equity awards, including options, are not granted in anticipation of the release of material non-public information, and the release of material nonpublic information is not timed on the basis of option or equity grant dates.
Award Timing Method	Outside of the annual grant cycle, we may make RSU and stock option awards in connection with new hire packages or retention grants. In the case of new hire awards, the grant date is typically the start date for our senior executives and on or about the 15th day of the month for non-executive employees. Also, non-employee directors receive automatic grants of initial RSU awards at the time of a director’s initial appointment or election to the board and at the time of each year’s Annual Meeting of Stockholders, respectively, pursuant to our current director compensation policy. While there is no specific cadence with respect to retention grants given their ad hoc nature, such awards are not made in anticipation of the release of material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.All awards are granted under a stockholder-approved plan and stock options are granted at an exercise price at the closing market price of our common stock on the grant date. Equity awards, including options, are not granted in anticipation of the release of material non-public information, and the release of material nonpublic information is not timed on the basis of option or equity grant dates.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table contains information required by Item 402(x)(2) of Regulation S-K regarding stock options granted to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of our periodic reports on Forms 10-K and 10-Q or current reports on Form 8-K that contained material nonpublic information with the SEC. These awards were granted in connection with the respective start date of each NEO. See “Compensation Related to Leadership Transitions” section of this CD&A for additional information.

Name	Grant date	Number of securities underlying award	Exercise price of the award ($)	Grant date fair value of the award ($)
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior
to the disclosure of material nonpublic
information and the trading day
beginning immediately following the
disclosure of material nonpublic
information (%)

Cristin Hubbard	5/20/2024	33,520	77.05	1,130,294	(1.94)
Gregory R. Friberg, M.D.	9/30/2024	49,850	70.29	1,491,512	(0.16)

Cristin Hubbard [Member]
Awards Close in Time to MNPI Disclosures
Name			Cristin Hubbard
Underlying Securities | shares			33,520
Exercise Price | $ / shares			$ 77.05
Fair Value as of Grant Date | $			$ 1,130,294
Underlying Security Market Price Change			(0.0194)
Gregory R. Friberg, M.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Gregory R. Friberg, M.D.
Underlying Securities | shares		49,850
Exercise Price | $ / shares		$ 70.29
Fair Value as of Grant Date | $		$ 1,491,512
Underlying Security Market Price Change		(0.0016)